Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ 107,598	$ 2,810
Changes in credit losses	172,081	101,964	2,907
Foreign currency translation adjustment	728	2,824	(97)
Balance at the end of the year	$ 280,407	$ 107,598	$ 2,810